SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Stock Option Activity
	Year ended December 31,
	2024	2023	2022

Risk free interest	3.85%-4.56%	3.57%-4.58%	1.41%-4.15%
Dividend yields	0%	0%	0%
Volatility	47.75%-49.00%	52.77%-53.87%	51.45%-52.95%
Expected term (in years)	3.82-3.83	3.85-3.92	3.92-4.00

Schedule of Stock-Based Compensation Expenses
	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding as of January 1, 2024	5,679,775	$6.9	4.2	$817

Granted	355,000	$5.6
Exercised	(76,875)	$6.4
Forfeited and cancelled	(667,275)	$9.1

Outstanding as of December 31, 2024	5,290,625	$6.6	3.6	$1,060

Exercisable as of December 31, 2024	2,203,333	$6.9	2.8	$268

Schedule of Stock Option Activity by Exercise Price
	Year ended December 31,
	2024	2023	2022

Cost of revenues of products	$214	$185	$147
Cost of revenues of services	304	222	146
Research and development expenses, net	674	654	427
Selling and marketing expenses	611	417	456
General and administrative expenses	4,923	1,945	1,044

	$6,726	$3,423	$2,220